Common Stock Common Stock (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Jan. 29, 2016	Dec. 07, 2015	Aug. 20, 2015	Aug. 04, 2015	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Common Stock, Shares Authorized					2,000,000,000
Common Stock, Par or Stated Value Per Share					$ 0.01
Issuance of common stock, net of offering costs		82,225,000			1,394,700,000
Shares Issued Pursuant to Exercise of Over Allotment Option		10,725,000
Proceeds from Issuance of Common Stock					$ 1,394.7	$ 0.0
Payments for Underwriting Expense					$ 44.2
Common Stock, Dividends, Per Share, Cash Paid			$ 0.125		$ 0.25
Common Stock, Dividends, Per Share, Declared				$ 0.125	$ 0.25	$ 0.00
Dividends Payable, Date to be Paid				Nov. 20, 2015
Dividends Payable, Date of Record				Oct. 30, 2015
Subsequent Event
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared	$ 0.12875
Dividends Payable, Date to be Paid	Feb. 19, 2016
Dividends Payable, Date of Record	Feb. 08, 2016